Schedule of Future Minimum Payments Under Lease (Details)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum payments	$ 112,916
Less: amount representing imputed interest	(4,160)
Total	$ 108,756